Average Annual Total Returns - VIPEquity-IncomePortfolio-InvestorPRO - VIPEquity-IncomePortfolio-InvestorPRO - VIP Equity-Income Portfolio	Apr. 30, 2025
VIP Equity Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	15.26%
Past 5 years	10.00%
Past 10 years	9.13%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%